Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Entity Central Index Key	0000088053
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000096693
Shareholder Report [Line Items]
Fund Name	DWS Global Macro Fund
Class Name	Class A
Trading Symbol	DBISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[1]
AssetsNet	$ 180,797,307
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 513,212
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	180,797,307
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	513,212

Holdings [Text Block]

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	44%
U.S. Treasury Obligations	33%
Gold Exchange-Traded Funds	11%
Corporate Bonds	7%
Cash Equivalents	4%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(5%)

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	54%
Germany	7%
France	7%
Netherlands	5%
Ireland	3%
Switzerland	3%
Korea	2%
Japan	2%
Taiwan	1%
Italy	1%
Other	0%

C000096695
Shareholder Report [Line Items]
Fund Name	DWS Global Macro Fund
Class Name	Class C
Trading Symbol	DBICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.85%	[2]
AssetsNet	$ 180,797,307
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 513,212
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	180,797,307
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	513,212

Holdings [Text Block]

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	44%
U.S. Treasury Obligations	33%
Gold Exchange-Traded Funds	11%
Corporate Bonds	7%
Cash Equivalents	4%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(5%)

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	54%
Germany	7%
France	7%
Netherlands	5%
Ireland	3%
Switzerland	3%
Korea	2%
Japan	2%
Taiwan	1%
Italy	1%
Other	0%

C000214278
Shareholder Report [Line Items]
Fund Name	DWS Global Macro Fund
Class Name	Class R6
Trading Symbol	DBIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.01%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[3]
AssetsNet	$ 180,797,307
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 513,212
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	180,797,307
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	513,212

Holdings [Text Block]

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	44%
U.S. Treasury Obligations	33%
Gold Exchange-Traded Funds	11%
Corporate Bonds	7%
Cash Equivalents	4%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(5%)

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	54%
Germany	7%
France	7%
Netherlands	5%
Ireland	3%
Switzerland	3%
Korea	2%
Japan	2%
Taiwan	1%
Italy	1%
Other	0%

C000096697
Shareholder Report [Line Items]
Fund Name	DWS Global Macro Fund
Class Name	Class S
Trading Symbol	DBIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$43	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[4]
AssetsNet	$ 180,797,307
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 513,212
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	180,797,307
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	513,212

Holdings [Text Block]

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	44%
U.S. Treasury Obligations	33%
Gold Exchange-Traded Funds	11%
Corporate Bonds	7%
Cash Equivalents	4%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(5%)

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	54%
Germany	7%
France	7%
Netherlands	5%
Ireland	3%
Switzerland	3%
Korea	2%
Japan	2%
Taiwan	1%
Italy	1%
Other	0%

C000096698
Shareholder Report [Line Items]
Fund Name	DWS Global Macro Fund
Class Name	Institutional Class
Trading Symbol	MGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.91%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[5]
AssetsNet	$ 180,797,307
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 513,212
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	180,797,307
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	513,212

Holdings [Text Block]

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	44%
U.S. Treasury Obligations	33%
Gold Exchange-Traded Funds	11%
Corporate Bonds	7%
Cash Equivalents	4%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(5%)

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	54%
Germany	7%
France	7%
Netherlands	5%
Ireland	3%
Switzerland	3%
Korea	2%
Japan	2%
Taiwan	1%
Italy	1%
Other	0%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.